Stockholders' Equity (Details)		12 Months Ended
	Nov. 14, 2018	Dec. 31, 2019 USD ($) Number $ / shares shares	Dec. 31, 2018 USD ($) shares
Stockholders' Equity (Textual)
Preferred stock, authorized		1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding | $
Warrant term		5 years
Warrant price | $ / shares		$ 0.01
Common Class A
Stockholders' Equity (Textual)
Common stock, authorized		100,000,000	100,000,000
Common stock, issued		1,017,292	1,017,292
Common stock, outstanding		1,017,292	1,017,292
Description of warrants		The last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Share price | $ / shares		$ 12.00
Trading period | Number		20
Common Class A | Warrant [Member]
Stockholders' Equity (Textual)
Share price | $ / shares		$ 9.20
Gross proceeds from stock issuances		60.00%
Common Class A | Warrant [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Share price | $ / shares		$ 18.00
Exercise price of the warrants		180.00%
Common Class A | Warrant [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Share price | $ / shares		$ 9.20
Exercise price of the warrants		115.00%
Common Stock B
Stockholders' Equity (Textual)
Common stock, authorized		25,000,000	25,000,000
Common stock, issued		3,593,750	3,593,750
Common stock, outstanding		3,593,750	3,593,750
Common Stock B | GA International Services Corp [Member]
Stockholders' Equity (Textual)
Description of stock split	1 to 3,593,750 shares